Lease - Summary of Sales-Type Lease Income (Detail)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Financing Income [Member]
Sales-type Lease, Lease Income	$ 12,909,386	¥ 89,872,562	¥ 83,127,614	¥ 32,645
Sales Income [Member]
Sales-type Lease, Lease Income	$ 12,805,684	¥ 89,150,614	¥ 1,359,261,392	¥ 26,083,472